UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sumito Life Insurance Co.
           -----------------------------------------------------
Address:   Sumisei Kowa Toyo-Cho Bld, 2F
           2-3-25, Toyo Koto-Ku Tokya JAPAN 135-0016
           -----------------------------------------------------

Form 13F File Number: 28-04674
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Naoki Sugie
        -------------------------
Title:  Assistant General Manager
        -------------------------
Phone:  81-3-5617-2133
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Naoki Sugie                     Tokyo, Japan                      8/21/2003
---------------                     ------------                      ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            81
                                         ------------
Form 13F Information Table Value Total:  $545,637,788
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABBOTT LABS COM                Common           00282410   6313879  159132          PENSION             X      0    0
ADOBE SYS INC COM              Common           00724F10      7936     320          PENSION             X      0    0
ALCOA INC COM                  Common           01381710   3733212  164042          PENSION             X      0    0
AMERICAN ELEC PWR INC COM      Common           02553710   5635277  206136          PENSION             X      0    0
AMERICAN EXPRESS CO COM        Common           02581610   7627786  215590          PENSION             X      0    0
AMERICAN INTL GROUP INC C      Common           02687410  19622297  339842          PENSION             X      0    0
AMGEN INC COM                  Common           03116210   6721422  138703          PENSION             X      0    0
ANHEUSER BUSCH COS INC CO      Common           03522910   8141743  168449          PENSION             X      0    0
AOL TIME WARNER INC COM        Common           00184A10   8561358  656670          PENSION             X      0    0
AT&T CORP COM NEW              Common           00195750   2390943   91374          PENSION             X      0    0
BAXTER INTL INC COM            Common           07181310      6160     220          PENSION             X      0    0
BELLSOUTH CORP COM             Common           07986010  10665853  411860          PENSION             X      0    0
CARNIVAL CORP CL A             Common           14365810   1752397   70350          PENSION             X      0    0
CATERPILLAR INC DEL COM        Common           14912310   7232686  158420          PENSION             X      0    0
CISCO SYS INC COM              Common           17275R10  12034058  919235          PENSION             X      0    0
CITIGROUP INC COM              Common           17296710  13563605  385460          PENSION             X      0    0
COCA COLA CO COM               Common           19121610   5242314  119725          PENSION             X      0    0
COMCAST CORP NEW CL A          Common           20030N10   3033017  128821          PENSION             X      0    0
CONCORD EFS INC COM            Common           20619710      5194     330          PENSION             X      0    0
DEAN FOODS CO NEW COM          Common           24237010   3234948   87290          PENSION             X      0    0
DELL COMPUTER CORP COM         Common           24702510   5494218  205274          PENSION             X      0    0
DISNEY WALT CO COM             Common           25468710   4717858  289750          PENSION             X      0    0
DOW CHEM CO COM                Common           26054310      5316     179          PENSION             X      0    0
DU PONT E I DE NEMOURS &       Common           26353410   9188563  216755          PENSION             X      0    0
DUKE ENERGY CORP COM           Common           26439910   2458357  125966          PENSION             X      0    0
E M C CORP MASS COM            Common           26864810   5721362  933770          PENSION             X      0    0
ELECTRONIC ARTS INC COM        Common           28551210   3192209   63935          PENSION             X      0    0
EXXON MOBIL CORP COM           Common           30231G10  22028476  630988          PENSION             X      0    0
FEDEX CORP COM                 Common           31428X10   8327591  153661          PENSION             X      0    0
FIRST DATA CORP COM            Common           31996310   8754880  247170          PENSION             X      0    0
FPL GROUP INC COM              Common           30257110   6226069  103670          PENSION             X      0    0
GANNETT INC COM                Common           36473010      9334     130          PENSION             X      0    0
GAP INC DEL COM                Common           36476010   4279269  277270          PENSION             X      0    0
GENERAL ELEC CO COM            Common           36960410  15133291  620530          PENSION             X      0    0
GENERAL MTRS CORP COM          Common           37044210   6808064  184862          PENSION             X      0    0
HCA INC COM                    Common           40411910   3097560   74640          PENSION             X      0    0
HEWLETT PACKARD CO COM         Common           42823610   6332094  363610          PENSION             X      0    0
HOME DEPOT INC COM             Common           43707610   4598627  192080          PENSION             X      0    0
ILLINOIS TOOL WKS INC COM      Common           45230810   9439378  145660          PENSION             X      0    0
INTEL CORP COM                 Common           45814010   8786411  561362          PENSION             X      0    0
INTERNATIONAL BUSINESS MA      Common           45920010  10522146  135794          PENSION             X      0    0
INTL PAPER CO COM              Common           46014610   4756999  136177          PENSION             X      0    0
J C PENNY CORPORATION          Common           70816010   3730853  162730          PENSION             X      0    0
JOHNSON & JOHNSON COM          Common           47816010  14569038  271542          PENSION             X      0    0
LEHMAN BROS HLDGS INC COM      Common           52490810   5519943  103405          PENSION             X      0    0
LILLY ELI & CO COM             Common           53245710   3810106   60063          PENSION             X      0    0
LIZ CLAIBORNE INC COM          Common           53932010   4944599  167060          PENSION             X      0    0
LSI LOGIC CORP COM             Common           50216110   2689277  465860          PENSION             X      0    0
MARSH & MCLENNAN COS INC       Common           57174810   6762980  146359          PENSION             X      0    0
MBNA CORP COM                  Common           55262L10   8702056  458320          PENSION             X      0    0
MEDTRONIC INC COM              Common           58505510   9221640  202175          PENSION             X      0    0
MERCK & CO INC COM             Common           58933110  10644923  188231          PENSION             X      0    0
MICROSOFT CORP COM             Common           59491810  17830182  344069          PENSION             X      0    0
MORGAN STANLEY COM NEW         Common           61744644  11964207  299550          PENSION             X      0    0
OMNICOM GROUP INC COM          Common           68191910   3809938   59130          PENSION             X      0    0
ORACLE CORP COM                Common           68389X10   5285509  489440          PENSION             X      0    0
PEPSICO INC COM                Common           71344810   6237501  147919          PENSION             X      0    0
PFIZER INC COM                 Common           71708110  16893325  553951          PENSION             X      0    0
PHARMACIA CORP COM             Common           71713U10   5375571  128984          PENSION             X      0    0
PHILIP MORRIS COS INC COM      Common           71815410   3578286   88116          PENSION             X      0    0
PROCTER & GAMBLE CO COM        Common           74271810  12524834  145641          PENSION             X      0    0
QUALCOMM INC COM               Common           74752510   4243070  116319          PENSION             X      0    0
SCHLUMBERGER LTD COM           Common           80685710   6098464  144947          PENSION             X      0    0
SMUCKER J M CO COM NEW         Common           83269640    141677    3562          PENSION             X      0    0
STRYKER CORP COM               Common           86366710   3323132   49620          PENSION             X      0    0
Sun Micro Systems              Common           86681010     13939    4631          PENSION             X      0    0
TARGET CORP COM                Common           87612E10   6254451  209376          PENSION             X      0    0
TENET HEALTHCARE CORP COM      Common           88033G10      6396     390          PENSION             X      0    0
TEXAS INSTRS INC COM           Common           88250810      4308     287          PENSION             X      0    0
TRANSOCEAN OFFSHORE INC C      Common           G9007610      6264     270          PENSION             X      0    0
TYCO INTL LTD NEW COM          Common           90212410   8431393  499000          PENSION             X      0    0
UNITED TECHNOLOGIES CORP       Common           91301710  12863641  207986          PENSION             X      0    0
UNITEDHEALTH GROUP INC CO      Common           91324P10   3634153   43583          PENSION             X      0    0
US BANCORP DEL COM NEW         Common           90297330  13055950  616210          PENSION             X      0    0
VERITAS SOFTWARE CO COM        Common           92343610   3072726  195530          PENSION             X      0    0
VERIZON COMMUNICATIONS CO      Common           92343V10   7823061  201809          PENSION             X      0    0
VIACOM INC CL B                Common           92552430   6993944  171782          PENSION             X      0    0
WACHOVIA CORP NEW COM          Common           92990310  10300613  282550          PENSION             X      0    0
WAL MART STORES INC COM        Common           93114210   8415270  167035          PENSION             X      0    0
WELLS FARGO & CO NEW COM       Common           94974610  17540087  374661          PENSION             X      0    0
WYETH COM                      Common           98302410   3916324  104820          PENSION             X      0    0


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